Long-term Investments - Additional Information (Detail)			1 Months Ended	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Jul. 31, 2019 CNY (¥) shares	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)	Jul. 31, 2019 USD ($) shares	Apr. 19, 2019 CNY (¥)
Schedule of Equity Method Investments [Line Items]
Equity method investments	¥ 85,581,620			¥ 85,581,620		¥ 349,275,523		$ 13,429,624
Marketable Securities, Unrealized Gain (Loss)				182,000,000	$ 29,000,000
Equity Securities without Readily Determinable Fair Value, Impairment Loss, Annual Amount				195,000,000
Changes in fair value of Investments	12,000,000	$ 2,000,000
Equity Securities, FV-NI, Current	62,000,000			62,000,000				10,000,000
Unrealized gain loss on investments				(24,635,329)	(3,865,821)
Asset Impairment Charges				219,000,000	34,000,000	¥ 0	¥ 0
Lianyou [Member]
Schedule of Equity Method Investments [Line Items]
Realized Gain (Loss), long term investment			¥ 4,000,000
Beijing Changba Technology Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Equity ownership percentage			13.33%			9.02%			13.33%	9.24%
Equity method investments			¥ 20,000,000							¥ 185,000,000
Equity Securities, FV-NI, Current	¥ 172,000,000			172,000,000				$ 27,000,000
Unrealized gain loss on investments				¥ 13,000,000	$ 2,000,000
Great Alliance Coliving Limited [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investments			¥ 38,000,000						$ 5,500,000
Great Alliance Coliving Limited [Member] | Series A Preferred Stock [Member]
Schedule of Equity Method Investments [Line Items]
Equity investments shares subscribed | shares			550						550
Beijing Yijie International Children Culture Communication Co Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Equity ownership percentage			5.21%						5.21%